Investment in a joint venture (Details Narrative)			6 Months Ended		12 Months Ended
	Apr. 13, 2026 SGD ($) shares	Apr. 07, 2026 shares	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 USD ($) shares
Purchase consideration amount | $	$ 5,104,000		$ 18,993,000	$ 1,867,000
Common Class A [Member]
Shares issued for purchase consideration | shares	37,250,000	605,000
Ryde Group Ltd [Member]
Purchase consideration amount | $					$ 1,455,000
Ryde Group Ltd [Member] | Common Class A [Member]
Shares issued for purchase consideration | shares					4,850,000
Ryde Group Ltd [Member]
Ownership percentage				40.00%